Share-based Compensation - PCUs movement (Details) - PCUs $ in Thousands				6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) EquityInstruments	Apr. 03, 2020 EquityInstruments	Apr. 01, 2020 EquityInstruments	Jun. 30, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the period | EquityInstruments				76,467
Granted during the period | EquityInstruments			233,688	233,688
Vested during the period | EquityInstruments	(9,813)	(21,292)		(31,105)
Forfeited during the period | EquityInstruments				(6,222)
Outstanding at end of the period | EquityInstruments	272,828			272,828	76,467
Weighted average contractual life
Weighted average contractual life				2 years 6 months 15 days	1 year 3 months 4 days
Aggregate fair value
Outstanding at the beginning of the period | $				$ 1,790
Granted during the period | $				472
Vested during the period | $				(734)
Forfeited during the period | $				(148)
Outstanding at the end of the period | $	$ 1,380			$ 1,380	$ 1,790